Plan Interest in Master Trust - Schedule of Net Assets of Master Trust and The Plan's interest in Master Trust (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 4,877,649,194	$ 4,389,618,834
Receivables	42,837,440	42,330,618
NET ASSETS AVAILABLE FOR BENEFITS	4,920,240,357	4,431,419,490
EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
Total investments	2,912,622,035	2,645,983,838
Receivables	1,395,917	4,942
Payables	(484,271)	(279,463)
NET ASSETS AVAILABLE FOR BENEFITS	2,913,533,681	2,645,709,317
EBP, Nonconsolidated, Master Trust [Member] | Short-term Securities [Member]
EBP, Master Trust [Line Items]
Total investments	380,511,478	396,825,975
EBP, Nonconsolidated, Master Trust [Member] | Common Collective Trust [Member]
EBP, Master Trust [Line Items]
Total investments	2,532,110,557	2,249,157,863
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
Total investments	2,649,370,716	2,409,895,965
Receivables	1,228,452	4,571
Payables	(448,035)	(258,491)
NET ASSETS AVAILABLE FOR BENEFITS	2,650,151,133	2,409,642,045
EBP, Nonconsolidated, Plan Interest in Master Trust [Member] | Short-term Securities [Member]
EBP, Master Trust [Line Items]
Total investments	352,039,664	367,046,314
EBP, Nonconsolidated, Plan Interest in Master Trust [Member] | Common Collective Trust [Member]
EBP, Master Trust [Line Items]
Total investments	$ 2,297,331,052	$ 2,042,849,651